CONTINGENCIES AND COMMITMENTS (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended
	Apr. 30, 2018	Feb. 28, 2022
Disclosure of contingent liabilities [line items]
Minimum operating lease payments		$ 247
Maseve Investments 11 (Pty) Ltd. [Member]
Disclosure of contingent liabilities [line items]
Proportion of ownership and voting rights held by non-controlling interests	17.10%